UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     77

Form13F Information Table Value Total:     $565,690 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-CL A             Common           G1150G111    17635   489440 SH  0    Sole    0              418240        0    71200
AIRGAS INC                     Common           9363102        938    18000 SH  0    Sole    0               18000        0        0
APACHE CORP                    Common           37411105      1175    10930 SH  0    Sole    0               10930        0        0
ARBITRON INC                   Common           03875Q108      640    15390 SH  0    Sole    0               15390        0        0
AVIS BUDGET GROUP INC          Common           53774105      1496   115100 SH  0    Sole    0               35100        0    80000
BANCTEC INC                    Common           59784306      4118   686300 SH  0    Sole    0              670100        0    16200
BARE ESCENTUALS INC            Common           67511105     19180   790915 SH  0    Sole    0              684865        0   106050
BB&T CORP                      Common           54937107      7335   239155 SH  0    Sole    0              199255        0    39900
CAPITAL ONE FINANCIAL CORP     Common           14040H105     2886    61065 SH  0    Sole    0               59565        0     1500
CARDINAL HEALTH INC            Common           14149Y108    14258   246890 SH  0    Sole    0              206840        0    40050
CASTLEPOINT HOLDINGS LTD       Common           148553209     6160   513300 SH  0    Sole    0              500900        0    12400
CASTLEPOINT HOLDINGS LTD       Common           G19522112     7630   635795 SH  0    Sole    0              527295        0   108500
CEPHALON INC                   Common           156708109    20209   281615 SH  0    Sole    0              244655        0    36960
CHEESECAKE FACTORY (THE)       Common           163072101     1357    57250 SH  0    Sole    0               57000        0      250
CHEVRON CORP                   Common           166764100     4553    48786 SH  0    Sole    0               47986        0      800
CIT GROUP INC                  Common           125581108     1504    62580 SH  0    Sole    0               62430        0      150
CNX GAS CORP                   Common           12618H309     5548   173660 SH  0    Sole    0              102510        0    71150
COMPUCREDIT CORP               Common           20478N100      200    20000 SH  0    Sole    0               20000        0        0
COMPUTER SCIENCES CORP         Common           205363104      965    19500 SH  0    Sole    0                   0        0    19500
CONOCOPHILLIPS                 Common           20825C104      369     4180 SH  0    Sole    0                4180        0        0
DATAPATH INC-144A              Common           23808R205      549   156900 SH  0    Sole    0              153000        0     3900
DEVON ENERGY CORPORATION       Common           25179M103     2785    31320 SH  0    Sole    0               31195        0      125
DIEBOLD INC                    Common           253651103     2912   100495 SH  0    Sole    0               65295        0    35200
DISCOVER FINANCIAL SERVICES    Common           254709108      439    29098 SH  0    Sole    0               29098        0        0
ELECTRONICS FOR IMAGING        Common           286082102      278    12385 SH  0    Sole    0               12385        0        0
EMC CORP/MASS                  Common           268648102      196    10570 SH  0    Sole    0               10570        0        0
ENCANA CORP                    Common           292505104     1342    19745 SH  0    Sole    0               19595        0      150
ENERGY COAL RESOURCES-144A     Common           29268G209     2003   124400 SH  0    Sole    0              122200        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100     2011    33725 SH  0    Sole    0                8725        0    25000
EQUIFAX INC                    Common           294429105     1937    53270 SH  0    Sole    0               53045        0      225
EW SCRIPPS CO-CL A             Common           811054204     5716   127000 SH  0    Sole    0               99000        0    28000
EXPRESS SCRIPTS INC            Common           302182100    12774   174990 SH  0    Sole    0              169590        0     5400
EXXON MOBIL CORP               Common           30231G102      812     8667 SH  0    Sole    0                8667        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106    13684   329018 SH  0    Sole    0              270435        0    58583
FIRST AMERICANFINANCIALHOLDING Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109     1366    56000 SH  0    Sole    0               56000        0        0
FOREST LABORATORIES INC        Common           345838106    27189   745935 SH  0    Sole    0              651710        0    94225
GENERAL ELECTRIC CO            Common           369604103     1969    53108 SH  0    Sole    0               52883        0      225
GENWORTH FINANCIAL INC-CL A    Common           37247D106    22795   895690 SH  0    Sole    0              783365        0   112325
GENZYME CORP                   Common           372917104    36131   485375 SH  0    Sole    0              435275        0    50100
HALLIBURTON CO                 Common           406216101    18026   475495 SH  0    Sole    0              405045        0    70450
HARLEY-DAVIDSON INC            Common           412822108     1288    27585 SH  0    Sole    0               27485        0      100
HEWLETT-PACKARD CO             Common           428236103      224     4429 SH  0    Sole    0                4429        0        0
HOLOGIC INC                    Common           436440101     9743   141949 SH  0    Sole    0              138324        0     3625
INTL BUSINESS MACHINES CORP    Common           459200101     9053    83743 SH  0    Sole    0               64803        0    18940
JOHNSON & JOHNSON              Common           478160104      292     4380 SH  0    Sole    0                4380        0        0
KANSAS CITY SOUTHERN           Common           485170302     1969    57345 SH  0    Sole    0               57120        0      225
KKR FINANCIAL HOLDINGS LLC     Common           48248A306      279    19840 SH  0    Sole    0               19840        0        0
LABORATORY CRP OF AMER HLDGS   Common           50540R409     1303    17250 SH  0    Sole    0               17250        0        0
LEGG MASON INC                 Common           524901105     8888   121500 SH  0    Sole    0              101275        0    20225
MANPOWER INC                   Common           56418H100     5634    99015 SH  0    Sole    0               77915        0    21100
MARATHON OIL CORP              Common           565849106      436     7160 SH  0    Sole    0                7160        0        0
MCGRAW-HILL COMPANIES INC      Common           580645109    16885   385410 SH  0    Sole    0              331785        0    53625
MICROSOFT CORP                 Common           594918104    25401   713505 SH  0    Sole    0              598505        0   115000
MONSTER WORLDWIDE INC          Common           611742107    17572   542350 SH  0    Sole    0              469950        0    72400
MOODY'S CORP                   Common           615369105     1446    40500 SH  0    Sole    0               12000        0    28500
NEKTAR THERAPEUTICS            Common           640268108    17086  2546285 SH  0    Sole    0             2151935        0   394350
NEWS CORP-CL A                 Common           6.52E+108      563    27460 SH  0    Sole    0               27160        0      300
NORDSTROM INC                  Common           655664100    12154   330895 SH  0    Sole    0              274795        0    56100
OCCIDENTAL PETROLEUM CORP      Common           674599105      235     3050 SH  0    Sole    0                3050        0        0
ORION MARINE GROUP, INC        Common           68628V209      587    39100 SH  0    Sole    0               39100        0        0
PETROCHINA CO LTD -ADR         Common           7.16E+104      296     1685 SH  0    Sole    0                1685        0        0
PETROHAWK ENERGY CORP          Common           716495106     2569   148406 SH  0    Sole    0              148406        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    22929   567970 SH  0    Sole    0              531345        0    36625
PHARMERICA CORP                Common           71714F104      465    33500 SH  0    Sole    0               33500        0        0
ROSETTA RESOURCES INC          Common           777779208     1513    76300 SH  0    Sole    0               72700        0     3600
ROSETTA RESOURCES INC          Common           777779307     5432   273910 SH  0    Sole    0              273910        0        0
ST JUDE MEDICAL INC            Common           790849103    21659   532948 SH  0    Sole    0              471348        0    61600
SYSCO CORP                     Common           871829107      248     7950 SH  0    Sole    0                7950        0        0
TELEFLEX INC                   Common           879369106    12298   195175 SH  0    Sole    0              165660        0    29515
TOWER GROUP INC                Common           891777104    35145  1052254 SH  0    Sole    0              949204        0   103050
UNITED TECHNOLOGIES CORP       Common           913017109      276     3610 SH  0    Sole    0                3610        0        0
WACHOVIA CORP                  Common           929903102      412    10825 SH  0    Sole    0               10825        0        0
WHOLE FOODS MARKET INC         Common           966837106     1405    34425 SH  0    Sole    0               34275        0      150
WILLIAMS-SONOMA INC            Common           969904101      223     8615 SH  0    Sole    0                8615        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    39169  1342771 SH  0    Sole    0             1216546        0   126225
ZIMMER HOLDINGS INC            Common           98956P102    16643   251590 SH  0    Sole    0              215590        0    36000